SA Fixed Income Intermediate Index Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	99 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.74%	1.96%	2.01%
Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.97%	0.96%	2.24%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	0.97%	2.08%
Performance Inception Date	Oct. 06, 2017
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		6.04%	0.72%	1.82%
Performance Inception Date	Oct. 06, 2017